UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

Conquer Risk Funds

Conquer Risk Defensive Bull Fund
Ticker CRDBX

Conquer Risk Managed Volatility Fund
Ticker CRMVX

Conquer Risk Tactical Opportunities Fund
Ticker CRTOX

Conquer Risk Tactical Rotation Fund
Ticker CRTBX

SEMI-ANNUAL REPORT

December 31, 2022

Table of Contents

CONQUER RISK FUNDS
Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	12
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	16
NOTES TO FINANCIAL STATEMENTS	20
DISCLOSURE OF EXPENSES	26
ADDITIONAL INFORMATION	28

2022 Semi-Annual Report 1

Conquer Risk Funds (Unaudited)

CONQUER RISK DEFENSIVE BULL FUND
Sector Allocation as of December 31, 2022
(As a Percentage of Total Investments Held)

CONQUER RISK MANAGED VOLATILITY FUND
Sector Allocation as of December 31, 2022
(As a Percentage of Total Investments Held)

2022 Semi-Annual Report 2

Conquer Risk Funds (Unaudited)

CONQUER RISK TACTICAL OPPORTUNITIES FUND
Sector Allocation as of December 31, 2022
(As a Percentage of Total Investments Held)

CONQUER RISK TACTICAL ROTATION FUND
Sector Allocation as of December 31, 2022
(As a Percentage of Total Investments Held)

2022 Semi-Annual Report 3

Conquer Risk Defensive Bull Fund (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2022

December 31, 2022 NAV $11.43

		Since
	1 Year(A)	Inception(A)
Conquer Risk Defensive Bull Fund	-8.54%	16.15%
S&P 500® Index (B)	-18.11%	10.63%
S&P Target Risk Aggressive Index (C)	-16.13%	5.92%

Annual Fund Operating Expense Ratio (from 11/1/2022 Prospectus): 1.47%

The Fund’s expense ratio for the period ended December 31, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and prior waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Defensive Bull Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. The index is made up of 80% equities and 20% fixed income.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 4

Conquer Risk Managed Volatility Fund (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2022

December 31, 2022 NAV $10.41

		Since
	1 Year(A)	Inception(A)
Conquer Risk Managed Volatility Fund	3.66%	3.15%
Bloomberg Barclay Global-Aggregate Total Return Index (B)	-16.25%	-6.45%
S&P Target Risk Conservative Index (C)	-13.99%	-0.90%

Annual Fund Operating Expense Ratio (from 11/1/2022 Prospectus): 1.95%

The Fund’s expense ratio for the period ended December 31, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and prior waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Managed Volatility Fund commenced operations on July 1, 2020.

(B) The Bloomberg Barclay Global-Aggregate Total Return Index measures the performance of global investment grade fixed income securities. The Index is widely used as a benchmark for fixed income securities. Individuals cannot invest directly in this Index.

(C) The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The index is made up of 70% fixed income and 30% equities.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 5

Conquer Risk Tactical Opportunities Fund (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2022

December 31, 2022 NAV $8.47

		Since
	1 Year(A)	Inception(A)
Conquer Risk Tactical Opportunities Fund	-14.53%	0.15%
S&P 500® Index (B)	-18.11%	10.63%
S&P Target Risk Growth Index (C)	-15.27%	3.21%

Annual Fund Operating Expense Ratio (from 11/1/2022 Prospectus): 1.90%

The Fund’s expense ratio for the period ended December 31, 2022 can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and prior waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Opportunities Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The index is made up of 60% equities and 40% fixed income.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 6

Conquer Risk Tactical Rotation Fund (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2022

December 31, 2022 NAV $10.27

		Since
	1 Year(A)	Inception(A)
Conquer Risk Tactical Rotation Fund	-0.45%	9.72%
S&P 500® Index (B)	-18.11%	10.63%
S&P Target Risk Moderate Index (C)	-14.41%	0.47%

Annual Fund Operating Expense Ratio (from 11/1/2022 Prospectus): 1.71%

The Fund’s expense ratio for the period ended December 31, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the application of breakpoints and prior waivers as described in Note 4.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Conquer Risk Tactical Rotation Fund commenced operations on July 1, 2020.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C) The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. The index is made up of 60% fixed income and 40% equities.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-774-6679. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 7

Conquer Risk Defensive Bull Fund

	Schedule of Investments
December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
1,565,431 First American Government Obligations Fund - Class X 4.19% + *	$1,565,431	0.51%
Total for Money Market Funds (Cost $1,565,431)
Total Investments (Cost - $1,565,431)	1,565,431	0.51%
Other Assets in Excess of Other Liabilities	304,570,471	99.49%
Net Assets	$306,135,902	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

Conquer Risk Managed Volatility Fund

	Schedule of Investments
	December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
Trading - Inverse Debt
51,110 Direxion Daily 20+ Year Treasury Bear 3X Shares *	$6,963,738
365,572 ProShares Short High Yield	6,945,868
Total for Exchange Traded Funds (Cost - $13,928,676)	13,909,606	19.81%
MUTUAL FUNDS
Fixed Income
7,735 Fidelity® Capital & Income Fund	69,767
11,493 TCW Emerging Markets Income Fund I Shares	69,648
Total for Mutual Funds (Cost - $135,748)	139,415	0.20%
MONEY MARKET FUNDS
62,656,256 First American Government Obligations Fund - Class X 4.19% + **	62,656,256	89.22%
Total for Money Market Funds (Cost $62,656,256)
Total Investments (Cost - $76,720,680)	76,705,277	109.23%
Liabilities in Excess of Other Assets	(6,482,010)	-9.23%
Net Assets	$70,223,267	100.00%

* Non income-producing security.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 9

Conquer Risk Tactical Opportunities Fund
		Schedule of Investments
	December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
23,540,550 First American Government Obligations Fund - Class X 4.19% + *	$23,540,550	52.80%
Total for Money Market Funds (Cost $23,540,550)
Total Investments (Cost - $23,540,550)	23,540,550	52.80%
Other Assets in Excess of Other Liabilities	21,041,437	47.20%
Net Assets	$44,581,987	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

Conquer Risk Tactical Rotation Fund
	Schedule of Investments
December 31, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
29,985,291 First American Government Obligations Fund - Class X 4.19% + *	$29,985,291	49.07%
Total for Money Market Funds (Cost $29,985,291)
Total Investments (Cost - $29,985,291)	29,985,291	49.07%
Other Assets in Excess of Liabilities	31,126,401	50.93%
Net Assets	$61,111,692	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
+ The rate shown represents the 7-day yield at December 31, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Defensive	Managed
December 31, 2022	Bull Fund	Volatility Fund

Assets:
Investment Securities at Fair Value*	$1,565,431	$76,705,277
Cash	153,927	90,531
Receivable for Fund Shares Sold	1,034,683	359,860
Receivable for Securities Sold	303,309,698	-
Dividends Receivable	500,237	115,578
Total Assets	306,563,976	77,271,246
Liabilities:
Payable for Fund Shares Redeemed	121,363	2,320
Payable for Securities Purchased	-	6,958,882
Management Fees Payable	266,485	69,316
Service Fees Payable	40,226	17,461
Total Liabilities	428,074	7,047,979
Net Assets	$306,135,902	$70,223,267
Net Assets Consist of:
Paid In Capital	$326,546,040	$70,250,153
Accumulated Deficit	(20,410,138)	(26,886)
Net Assets	$306,135,902	$70,223,267

Net Asset Value, Offering Price and Redemption Price per Share	$11.43	$10.41

* Investments at Identified Cost	$1,565,431	$76,720,680

Shares Outstanding (Unlimited number of shares	26,783,851	6,748,655
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2022

Investment Income:
Dividends	$2,526,457	$843,128
Total Investment Income	2,526,457	843,128
Expenses:
Management Fees	1,486,423	261,751
Service Fees	228,173	79,689
Total Expenses	1,714,596	341,440
Less: Expenses Waived	-	(5,243)
Net Expenses	1,714,596	336,197

Net Investment Income	811,861	506,931

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	-	145,856
Net Realized Gain on Investments	28,523,666	3,752,214
Net Change in Net Unrealized Appreciation (Depreciation) on Investments	-	(526,373)
Net Realized and Unrealized Gain on Investments	28,523,666	3,371,697

Net Increase in Net Assets from Operations	$29,335,527	$3,878,628

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 12

Conquer Risk Funds

Statements of Assets and Liabilities (Unaudited)	Tactical	Tactical
December 31, 2022	Opportunities	Rotation
	Fund	Fund

Assets:
Investment Securities at Fair Value*	$23,540,550	$29,985,291
Cash	28,785	321,716
Receivable for Fund Shares Sold	91,061	334,581
Receivable for Securities Sold	20,871,628	30,404,616
Dividends Receivable	111,055	148,418
Total Assets	44,643,079	61,194,622
Liabilities:
Payable for Fund Shares Redeemed	1,103	3,765
Management Fees Payable	46,223	62,754
Service Fees Payable	13,766	16,411
Total Liabilities	61,092	82,930
Net Assets	$44,581,987	$61,111,692
Net Assets Consist of:
Paid In Capital	$54,298,281	$62,901,707
Accumulated Deficit	(9,716,294)	(1,790,015)
Net Assets	$44,581,987	$61,111,692

Net Asset Value, Offering Price and Redemption Price per Share	$8.47	$10.27

* Investments at Identified Cost	$23,540,550	$29,985,291

Shares Outstanding (Unlimited number of shares	5,266,562	5,951,155
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2022

Investment Income:
Dividends	$403,715	$606,816
Total Investment Income	403,715	606,816
Expenses:
Management Fees	254,465	400,372
Service Fees	78,523	101,868
Total Expenses	332,988	502,240
Less: Contractual Expenses Waived	(114)	-
Net Expenses	332,874	502,240

Net Investment Income	70,841	104,576

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	878,681	3,460,366
Net Change in Net Unrealized Appreciation on Investments	563,431	290,752
Net Realized and Unrealized Gain on Investments	1,442,112	3,751,118

Net Increase in Net Assets from Operations	$1,512,953	$3,855,694

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 13

Conquer Risk Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund
	(Unaudited)		(Unaudited)
	7/1/2022	7/1/2021	7/1/2022	7/1/2021
	to	to	to	to
	12/31/2022	6/30/2022	12/31/2022	6/30/2022
From Operations:
Net Investment Income (Loss)	$811,861	$(1,539,107)	$506,931	$259,845
Capital Gain Distributions from Investment Companies	-	-	145,856	563,817
Net Realized Gain (Loss) on Investments	28,523,666	(34,548,986)	3,752,214	(4,475,069)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	-	(516,028)	(526,373)	29,747
Net Increase (Decrease) in Net Assets from Operations	29,335,527	(36,604,121)	3,878,628	(3,621,660)
From Distributions to Shareholders:	(549,021)	(60,468,943)	(399,696)	(1,120,510)
From Capital Share Transactions:
Proceeds From Sale of Shares	81,309,792	134,678,524	44,316,443	31,798,175
Shares Issued on Reinvestment of Dividends	547,864	60,336,125	355,004	1,088,060
Cost of Shares Redeemed	(39,784,467)	(96,524,792)	(20,621,941)	(16,441,291)
Net Increase from Shareholder Activity	42,073,189	98,489,857	24,049,506	16,444,944
Net Increase in Net Assets	70,859,695	1,416,793	27,528,438	11,702,774

Net Assets at Beginning of Period	235,276,207	233,859,414	42,694,829	30,992,055

Net Assets at End of Period	$306,135,902	$235,276,207	$70,223,267	$42,694,829

Share Transactions:
Issued	7,413,052	10,156,826	4,356,056	3,088,939
Reinvested	47,932	4,800,010	34,234	107,729
Redeemed	(3,565,590)	(8,025,315)	(2,146,372)	(1,659,561)
Net Increase in Shares	3,895,394	6,931,521	2,243,918	1,537,107
Shares Outstanding Beginning of Period	22,888,457	15,956,936	4,504,737	2,967,630
Shares Outstanding End of Period	26,783,851	22,888,457	6,748,655	4,504,737

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 14

Conquer Risk Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund
	(Unaudited)		(Unaudited)
	7/1/2022	7/1/2021	7/1/2022	7/1/2021
	to	to	to	to
	12/31/2022	6/30/2022	12/31/2022	6/30/2022
From Operations:
Net Investment Income (Loss)	$70,841	$(418,251)	$104,576	$(439,704)
Net Realized Gain (Loss) on Investments	878,681	(10,395,683)	3,460,366	(3,717,140)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	563,431	(569,794)	290,752	(291,421)
Net Increase (Decrease) in Net Assets from Operations	1,512,953	(11,383,728)	3,855,694	(4,448,265)

From Distributions to Shareholders:	-	(5,979,395)	(81,287)	(8,555,271)

From Capital Share Transactions:
Proceeds From Sale of Shares	10,315,238	15,909,273	15,696,921	36,704,021
Shares Issued on Reinvestment of Dividends	-	5,972,303	81,026	8,528,067
Cost of Shares Redeemed	(3,510,412)	(11,778,768)	(23,388,739)	(22,777,746)
Net Increase from Shareholder Activity	6,804,826	10,102,808	(7,610,792)	22,454,342
Net Increase (Decrease) in Net Assets	8,317,779	(7,260,315)	(3,836,385)	9,450,806

Net Assets at Beginning of Period	36,264,208	43,524,523	64,948,077	55,497,271

Net Assets at End of Period	$44,581,987	$36,264,208	$61,111,692	$64,948,077

Share Transactions:
Issued	1,210,580	1,550,397	1,570,634	3,505,021
Reinvested	-	599,629	7,889	822,378
Redeemed	(415,565)	(1,268,843)	(2,310,569)	(2,110,744)
Net Increase in Shares	795,015	881,183	(732,046)	2,216,655
Shares Outstanding Beginning of Period	4,471,547	3,590,364	6,683,201	4,466,546
Shares Outstanding End of Period	5,266,562	4,471,547	5,951,155	6,683,201

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 15

Conquer Risk Defensive Bull Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2022		7/1/2021		7/1/2020*
	to		to		to
	12/31/2022		6/30/2022		6/30/2021
Net Asset Value - Beginning of Period	$10.28		$14.66		$10.00
Net Investment Income (Loss) (a) (e)	0.03		(0.08)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.14		(1.16)		4.91
Total from Investment Operations	1.17		(1.24)		4.86
Distributions (From Net Investment Income)	-		-		-
Distributions (From Capital Gains)	(0.02)		(3.14)		(0.20)
Total Distributions	(0.02)		(3.14)		(0.20)
Net Asset Value - End of Period	$11.43		$10.28		$14.66
Total Return (c)	11.39%	**	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$306,136		$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.23%	***	1.29%		1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.58%	***	(0.64)%		(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.23%	***	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.58%	***	(0.59)%		(0.39)%

Portfolio Turnover Rate	1,616.92%	**	1,558.57%		1,657.50%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 16

Conquer Risk Managed Volatility Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2022		7/1/2021		7/1/2020*
	to		to		to
	12/31/2022		6/30/2022		6/30/2021
Net Asset Value - Beginning of Period	$9.48		$10.44		$10.00
Net Investment Income (a) (e)	0.12		0.06		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.87		(0.79)		0.39
Total from Investment Operations	0.99		(0.73)		0.54
Distributions (From Net Investment Income)	(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	-		(0.13)		-
Total Distributions	(0.06)		(0.23)		(0.10)

Net Asset Value - End of Period	$10.41		$9.48		$10.44
Total Return (c)	10.44%	**	(7.15)%		5.39%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$70,223		$42,695		$30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.63%	***	1.66%		1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	2.40%	***	0.52%		1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.61%	***	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	2.42%	***	0.56%		1.44%
Portfolio Turnover Rate	502.51%	**	620.91%		519.72%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 17

Conquer Risk Tactical Opportunities Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2022		7/1/2021		7/1/2020*
	to		to		to
	12/31/2022		6/30/2022		6/30/2021
Net Asset Value - Beginning of Period	$8.11		$12.12		$10.00
Net Investment Income (Loss) (a) (e)	0.01		(0.10)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.35		(2.41)		2.58
Total from Investment Operations	0.36		(2.51)		2.47
Distributions (From Net Investment Income)	-		-		-
Distributions (From Capital Gains)	-		(1.50)		(0.35)
Total Distributions	-		(1.50)		(0.35)
Net Asset Value - End of Period	$8.47		$8.11		$12.12
Total Return (c)	4.44%	**	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$44,582		$36,264		$43,525
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.64%	***	1.68%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.35%	***	(1.05)%		(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.64%	***	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.35%	***	(1.00)%		(0.97)%
Portfolio Turnover Rate	1,300.90%	**	1,483.56%		1,291.12%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the applica-
tion of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 18

Conquer Risk Tactical Rotation Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2022		7/1/2021		7/1/2020*
	to		to		to
	12/31/2022		6/30/2022		6/30/2021
Net Asset Value - Beginning of Period	$9.72		$12.43		$10.00
Net Investment Income (Loss) (a) (e)	0.02		(0.08)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.54		(0.63)		2.77
Total from Investment Operations	0.56		(0.71)		2.75
Distributions (From Net Investment Income)	-		-		(0.02)
Distributions (From Capital Gains)	(0.01)		(2.00)		(0.30)
Total Distributions	(0.01)		(2.00)		(0.32)
Net Asset Value - End of Period	$10.27		$9.72		$12.43
Total Return (c)	5.80%	**	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$61,112		$64,948		$55,497
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.57%	***	1.62%		1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.33%	***	(0.79)%		(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.57%	***	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.33%	***	(0.75)%		(0.17)%
Portfolio Turnover Rate	1,305.72%	**	1,544.72%		1,028.67%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 19

NOTES TO FINANCIAL STATEMENTS
CONQUER RISK FUNDS
DECEMBER 31, 2022
(Unaudited)

1.) ORGANIZATION
The Conquer Risk Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Conquer Risk Defensive Bull Fund (“Defensive Bull Fund”), Conquer Risk Managed Volatility Fund (“Managed Volatility Fund”), Conquer Risk Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Conquer Risk Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020, and commenced operations on July 1, 2020. As of December 31, 2022, there were thirteen series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”). Significant accounting policies of the Funds are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the initial tax period. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended December 31, 2022, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassi-

2022 Semi-Annual Report 20

Notes to Financial Statements (Unaudited) - continued

fied in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, exchange traded funds and mutual funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation commit-

2022 Semi-Annual Report 21

Notes to Financial Statements (Unaudited) - continued

tee, which includes the Valuation Designee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2022:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,565,431	$ –	$ –	$1,565,431
Total	$1,565,431	$ –	$ –	$1,565,431

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,909,606	$ –	$ –	$ 13,909,606
Mutual Funds	139,415	–	–	139,415
Money Market Funds	62,656,256	–	–	62,656,256
Total	$76,705,277	$ –	$ –	$76,705,277

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$23,540,550	$ –	$ –	$23,540,550
Total	$23,540,550	$ –	$ –	$23,540,550

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$29,985,291	$ –	$ –	$29,985,291
Total	$29,985,291	$ –	$ –	$29,985,291

The Funds did not hold any level 3 assets during the six month period ended December 31, 2022.

The Funds did not invest in derivative instruments during the six month period ended December 31, 2022.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the six month period ended December 31, 2022, the Advisor earned management fees in the amounts of $1,486,423, $261,751, $254,465 and $400,372 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2022, $266,485, $69,316, $46,223 and $62,754 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective November 1, 2021, under the Services Agreement the Advisor receives a service fee of 0.50% of each

2022 Semi-Annual Report 22

Notes to Financial Statements (Unaudited) - continued

Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and is obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the six month period ended December 31, 2022, the Advisor earned services fees of $228,173, $79,689, $78,523 and $101,868 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2022, $40,226, $17,461, $13,766 and $16,411 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Effective November 1, 2021, the Advisor has contractually agreed to waive a portion of its Service Fee to limit the Service Fee to 0.40% of Managed Volatility Fund's, Tactical Opportunities Fund's and Tactical Rotation Fund's average daily net assets through October 31, 2022. These contractual waivers will automatically terminate on October 31, 2022, unless they are renewed by the Advisor. The Advisor may not terminate the waiver prior to October 31, 2022. The waivers may be terminated by the Board of Trustees.

Additionally, from August 1, 2021 through October 31, 2021, the Advisor voluntarily waived Service Agreement fees of 0.15% of each Fund's average daily net assets, and from June 1, 2021, through July 31, 2021, the Advisor voluntarily waived Service Agreement fees of 0.10% of each Fund's average daily net assets. The Service Agreement fee waivers prior to November 1, 2021, were voluntary and were subject to termination at any time. There are no provisions for recoupment for any waivers described in this note. During the period July 1, 2022 through December 31, 2022, a total of $0, $5,243, $114 and $0 was contractually waived from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Funds. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $3,000, for a total of $12,000, in Trustees fees for the six month period ended December 31, 2022. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$1,984,405,059	$123,042,452	$224,599,696	$344,550,005
Sales	$2,012,928,725	$118,977,741	$247,633,161	$380,833,727

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2022, National Financial Services, LLC (“NFS”), located in New York, New York, and TD Ameritrade, located in Omaha, Nebraska, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or TD Ameritrade, owned or controlled 25% or more of the voting securities of each Fund.

2022 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

	TD Ameritrade	NFS
Defensive Bull Fund	30.40%	31.33%
Managed Volatility Fund	– **	29.28%
Tactical Opportunities Fund	– **	44.71%
Tactical Rotation Fund	26.04%	44.65%

** Balance under 25% as of December 31, 2022.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2022 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$1,565,431	$76,720,680	$23,540,550	$29,985,291

Gross Unrealized Appreciation	$–	$4,053	$–	$–
Gross Unrealized Depreciation	–	(19,456)	–	–
Net Unrealized Appreciation
(Depreciation) on Investments	$–	$(15,403)	$–	$–

As of December 31, 2022, there were no differences between book and tax basis unrealized appreciation.

The tax character of distributions paid during the six month period ended December 31, 2022 and the fiscal year ended June 30, 2022 were as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2022	June 30, 2022
Defensive Bull Fund
Ordinary Income	$ 549,021	$60,468,943
Long-term Capital Gain	–	–
	$ 549,021	$60,468,943

Managed Volatility Fund
Ordinary Income	$ 399,696	$1,120,510
Long-term Capital Gain	–	–
	$ 399,696	$1,120,510

Tactical Opportunities Fund
Ordinary Income	$ –	$5,979,395
Long-term Capital Gain	–	–
	$ –	$5,979,395

Tactical Rotation Fund
Ordinary Income	$ 81,287	$8,555,271
Long-term Capital Gain	–	–
	$ 81,287	$8,555,271

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) DEFENSIVE POSITIONS
Each Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these

2022 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

circumstances, the Funds may not participate in stock market advances or declines to the same extent they would had they remained more fully invested in common stocks. If a Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As of December 31, 2022, Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund had 0.51%, 89.22%, 52,80% and 49.07%, respectively, of the value of their net assets invested in the First American Government Obligations Fund – Class X. Additional information for this money market fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 25

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund consist solely of management fees and service fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on July 1, 2022, and held through December 31, 2022.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DEFENSIVE BULL FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,113.87	$6.55

Hypothetical	$1,000.00	$1,019.00	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MANAGED VOLATILITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,104.44	$8.54

Hypothetical	$1,000.00	$1,017.09	$8.19
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Semi-Annual Report 26

Disclosure of Expenses (Unaudited) - continued

TACTICAL OPPORTUNITIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,044.39	$8.45

Hypothetical	$1,000.00	$1,016.94	$8.34
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TACTICAL ROTATION FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2022 to
	July 1, 2022	December 31, 2022	December 31, 2022

Actual	$1,000.00	$1,058.01	$8.14

Hypothetical	$1,000.00	$1,017.29	$7.98
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2022 Semi-Annual Report 27

ADDITIONAL INFORMATION
December 31, 2022
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

Potomac Fund Management, Inc., the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.potomacfund.com/funds. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Funds voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling our toll free number (1-888-774-6679). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.potomacfund.com/funds. For shareholder inquiries, please call toll-free in the U.S. at 1-888-774-6679.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six month period ended December 31, 2022, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act of 1940. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

PROXY VOTING RESULTS

On September 7, 2022, a special meeting of the shareholders of the Trust was held at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

             1. To elect the proposed individuals to the Board of Trustees.

Below are the voting results from the special meeting, at which each Trustee listed below was elected:

	For	Withheld
1) Allen C. Brown	39,902,214	830,243
2) Robert L. Boerner	40,020,838	711,621
3) John W. Czechowicz	40,028,062	704,397

2022 Semi-Annual Report 28

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2022 Semi-Annual Report 29

Investment Advisor
Potomac Fund Management, Inc.

Custodian
U.S. Bank, NA

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Legal Counsel
Practus, LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Conquer
Risk Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

     Conquer Risk Funds
1-888-774-6679
 www.potomacfund.com/funds/

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/1/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/1/2023

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/1/2023